Loss per share - Summary of Computation of Loss Per Share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic loss per share
Net loss attributable to owners of the parent	€ (581)	€ (186)	€ (78)
Weighted-average ordinary shares outstanding (in shares)	187,583,307	180,960,579	177,154,405
Basic net loss per share attributable to owners of the parent (euro per share)	€ (3.10)	€ (1.03)	€ (0.44)
Diluted loss per share
Net loss attributable to owners of the parent	€ (581)	€ (186)	€ (78)
Fair value gains on dilutive warrants	0	0	(14)
Net loss used in the computation of diluted loss per share	€ (581)	€ (186)	€ (92)
Weighted-average ordinary shares outstanding
Weighted-average ordinary shares outstanding (in shares)	187,583,307	180,960,579	177,154,405
Warrants (in shares)	0	0	4,055,887
Diluted weighted average ordinary shares (in shares)	187,583,307	180,960,579	181,210,292
Diluted (euro per share)	€ (3.10)	€ (1.03)	€ (0.51)